UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2011
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        August 31, 2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        91
                                             ----------------------------

Form 13F Information Table Value Total:      $ 235,000
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          June 30,  2011


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
3M CO.                         COM      88579y101      3,671     38,700   SH          Sole                       38,700
ABERCROMBIE & FITCH            COM      002896207      3,600     53,800   SH          Sole                       53,800
ACCENTURE LTD- CL.A            COM      g1151c101      3,994     66,100   SH          Sole                       66,100
AIRGAS INC.                    COM      009363102      3,803     54,300   SH          Sole                       54,300
APPLE COMPUTER INC COM         COM      037833100      6,243     18,600   SH          Sole                       18,600
ARM HOLDINGS-ADR               COM      042068106      2,041     71,800   SH          Sole                       71,800
ASCENA RETAIL GROUP INC.       COM      04351g101      2,288     67,200   SH          Sole                       67,200
AVAGO TECHNOLOGIES LTD.        COM      y0486s104      1,045     27,500   SH          Sole                       27,500
BCE INC COM                    COM      05534b760        202      5,150   SH          Sole                        5,150
CAPITAL ONE FINANCIAL CORP.    COM      14040H105        279      5,400   SH          Sole                        5,400
CAREFUSION CORP.               COM      14170t101      2,934    108,000   SH          Sole                      108,000
CATERPILLAR INC DEL COM        COM      149123101      3,620     34,000   SH          Sole                       34,000
CHECK POINT SOFTWARE           COM      m22465104      2,354     41,400   SH          Sole                       41,400
CIT GROUP INC.                 COM      125581801        958     21,650   SH          Sole                       21,650
CLEAN HARBORS, INC.            COM      184496107      3,686     35,700   SH          Sole                       35,700
CMS ENERGY CORP.               COM      125896100     11,613    589,800   SH          Sole                      589,800
COACH, INC.                    COM      189754104        639     10,000   SH          Sole                       10,000
COCA COLA CO COM               COM      191216100      4,576     68,000   SH          Sole                       68,000
COMSTOCK RESOURCES INC.        COM      205768203        369     12,800   SH          Sole                       12,800
COST PLUS INC/CALIFORNIA       COM      221485105        717     71,700   SH          Sole                       71,700
COSTCO WHOLESALE CORP          COM      22160k105      3,753     46,200   SH          Sole                       46,200
CUMMINS, INC.                  COM      231021106        404      3,900   SH          Sole                        3,900
DECKERS OUTDOOR CORP.          COM      243537107      3,878     44,000   SH          Sole                       44,000
DUPONT EI DE NEMOURS           COM      263534109      3,778     69,900   SH          Sole                       69,900
EATON CORP                     COM      278058102      4,594     89,300   SH          Sole                       89,300
EDISON INTERNATIONAL           COM      281020107      6,750    174,200   SH          Sole                      174,200
EMC CORPORATION                COM      268648102      3,835    139,200   SH          Sole                      139,200
EMERSON ELECTRIC CO.           COM      291011104      3,741     66,500   SH          Sole                       66,500
ENBRIDGE INC.                  COM      29250n105      3,723    114,700   SH          Sole                      114,700
ENERGY XXI BERMUDA             COM      g10082140        299      9,000   SH          Sole                        9,000
EXPRESS INC.                   COM      30219e103      1,753     80,400   SH          Sole                       80,400
FORD MOTOR CO.                 COM      345370860        336     24,400   SH          Sole                       24,400
GENERAL MILLS, INC.            COM      370334104      1,077     28,945   SH          Sole                       28,945
GILDAN ACTIVEWEAR              COM      375916103      1,245     35,400   SH          Sole                       35,400
GOLDCORP, INC.                 COM      380956409        603     12,500   SH          Sole                       12,500
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      4,722    179,625   SH          Sole                      179,625
HEALTHSOUTH CORP               COM      421924309      3,804    144,900   SH          Sole                      144,900
HEALTHSPRING INC.              COM      42224n101      1,274     27,625   SH          Sole                       27,625
HECKMANN CORP.                 COM      422680108         71     11,700   SH          Sole                       11,700
HOME DEPOT INC.                COM      437076102      5,076    140,140   SH          Sole                      140,140
HONEYWELL INC                  COM      438516106      4,380     73,500   SH          Sole                       73,500
ISHARES MSCI JAPAN             COM      464286848      1,789    171,500   SH          Sole                      171,500
JOHNSON & JOHNSON              COM      478160104      3,945     59,300   SH          Sole                       59,300
JOHNSON CONTROLS, INC.         COM      478366107      3,233     77,600   SH          Sole                       77,600
KANSAS CITY SOUTHERN           COM      485170302      3,937     66,350   SH          Sole                       66,350
LIMITED BRANDS INC.            COM      532716107      1,853     48,200   SH          Sole                       48,200
MONRO MUFFLER BRAKE, INC.      COM      610236101        791     21,200   SH          Sole                       21,200
NATIONAL FUEL GAS CO.          COM      636180101        561      7,700   SH          Sole                        7,700
NATIONAL GRID PLC-ADR          COM      636274300      7,163    144,914   SH          Sole                      144,914
NETWORK APPLIANCE              COM      64110d104      2,523     47,800   SH          Sole                       47,800
NORFOLK SOUTHERN               COM      655844108      1,948     26,000   SH          Sole                       26,000
OGE ENERGY CORP.               COM      670837103      6,225    123,700   SH          Sole                      123,700
ORACLE CORP                    COM      68389X105      1,971     59,900   SH          Sole                       59,900
PANERA BREAD CO.               COM      69840w108      3,845     30,600   SH          Sole                       30,600
PAYCHEX, INC.                  COM      704326107      1,051     34,225   SH          Sole                       34,225
PETROHAWK ENERGY CORP.         COM      716495106      1,194     48,400   SH          Sole                       48,400
PIER 1 IMPORTS, INC.           COM      720279108      3,736    322,900   SH          Sole                      322,900
PPL CORP.                      COM      69351t106      7,116    255,700   SH          Sole                      255,700
PRIMORIS SERVICES CORP.        COM      74164f103      1,206     93,450   SH          Sole                       93,450
PROGRESSIVE WASTE SOLUTIONS LT COM      74339g101      2,458     98,700   SH          Sole                       98,700
PVH CORP.                      COM      693656100      3,758     57,400   SH          Sole                       57,400
QEP RESOURCES INC.             COM      74733v100        719     17,200   SH          Sole                       17,200
QUALCOMM INC.                  COM      747525103      2,243     39,500   SH          Sole                       39,500
SANDRIDGE ENERGY INC.          COM      80007p307        689     64,600   SH          Sole                       64,600
SONUS NETWORKS                 COM      835916107        730    225,200   SH          Sole                      225,200
SOUTHWESTERN ENERGY CO.        COM      845467109        695     16,200   SH          Sole                       16,200
SPDR GOLD TRUST                COM      78463v107      1,781     12,200   SH          Sole                       12,200
STARBUCKS CORP.                COM      855244109      1,742     44,100   SH          Sole                       44,100
SYNCHRONOSS TECHNOLOGIES INC.  COM      87157b103      2,186     68,900   SH          Sole                       68,900
TEVA PHARMACEUTICAL ADR        COM      881624209      1,871     38,800   SH          Sole                       38,800
TIFFANY & CO.                  COM      886547108      4,538     57,800   SH          Sole                       57,800
TJX COMPANIES                  COM      872540109      1,776     33,800   SH          Sole                       33,800
TRACTOR SUPPLY COMPANY         COM      892356106      3,866     57,800   SH          Sole                       57,800
U.S. BANCORP                   COM      902973304      1,796     70,400   SH          Sole                       70,400
UNION PACIFIC CORP.            COM      907818108      2,547     24,400   SH          Sole                       24,400
UNITED TECHNOLOGIES            COM      913017109      3,753     42,400   SH          Sole                       42,400
VERIZON COMMUNICATIONS         COM      92343v104      1,492     40,075   SH          Sole                       40,075
VERTEX PHARMACEUTICALS         COM      92532f100      8,017    154,200   SH          Sole                      154,200
VODAFONE GROUP PLC-ADR         COM      92857w209      3,022    113,100   SH          Sole                      113,100
WALT DISNEY                    COM      254687106      3,525     90,300   SH          Sole                       90,300
WASTE CONNECTIONS INC.         COM      941053100      4,515    142,300   SH          Sole                      142,300
WHOLE FOODS MARKET, INC.       COM      966837106        317      5,000   SH          Sole                        5,000
WISCONSIN ENERGY CORP.         COM      976657106        244      7,780   SH          Sole                        7,780
ESI PUTS 10/22/2011 80         PUT      esi111022        735        850   SH    PUT   Sole                          850
ANF CALLS 8/20/2011 65         CALL     anf 11082        379        790   SH    CALL  Sole                          790
APOL CALLS 7/16/2011 43        CALL     apol 1107        310      1,330   SH    CALL  Sole                        1,330
DECK CALLS 9/17/2011 82.50     CALL     deck 1109        386        390   SH    CALL  Sole                          390
EWJ CALLS 12/17/2011 10        CALL     ewj 11121        328      4,000   SH    CALL  Sole                        4,000
HD CALLS 11/19/2011 35         CALL     hd 111119      1,330      5,300   SH    CALL  Sole                        5,300
HK CALLS 12/17/2011 25         CALL     hk 111217        759      2,710   SH    CALL  Sole                        2,710
VRTX CALLS 1/21/2012 48        CALL     vrtx 1201        678        771   SH    CALL  Sole                          771

REPORT SUMMARY     91     DATA RECORDS     235,000          1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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